OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Amortization of Finance Lease Assets and Obligations
Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2021	12,181	3,381	2,308	2,095	19,965
Additions	—	3,081	9,484	—	12,565
Amortization	(1,820)	(2,698)	(1,456)	(574)	(6,548)
Modification	—	—	(10,336)	—	(10,336)
Balance as of December 31, 2022	10,361	3,764	—	1,521	15,646
Additions	—	14,549	—	—	14,549
Amortization	(1,820)	(2,032)	—	(524)	(4,376)
Impact of modification of operating leases	—	(16,281)	—	—	(16,281)
Balance as of December 31, 2023	8,541	—	—	997	9,538
Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2021	15,892	3,630	7,176	2,069	28,767
Additions	—	3,081	9,484	—	12,565
Repayments	(2,537)	(2,874)	(2,214)	(606)	(8,231)
Modification	—	—	(14,446)	—	(14,446)
Foreign exchange translation	—	—	—	(58)	(58)
Balance as of December 31, 2022	13,355	3,837	—	1,405	18,597
Additions	—	14,549	—	—	14,549
Repayments	(2,010)	(2,105)	—	(501)	(4,616)
Impact of modification of operating leases	—	(16,281)	—	—	(16,281)
Foreign exchange translation	—	—	—	4	4
Balance as of December 31, 2023	11,345	—	—	908	12,253
Current portion	2,147	—	—	485	2,632
Non-current portion	9,198	—	—	423	9,621

Summary of Future Minimum Rental Payments Under Non-Cancelable Operating Leases
The future minimum operating lease expense payments (including lease and non-lease components) under our non-cancelable fixed rate operating leases as of December 31, 2023 are as follows:

(in thousands of $)
2024	3,390
2025	3,306
2026	2,809
2027	2,809
2028 and thereafter	1,960
Total minimum lease payments	14,274
Less: Imputed interest	(2,021)
Present value of operating lease liabilities	12,253

Schedule of Future Minimum Operating Lease Revenue Receipts Under Non-Cancelable Operating Leases	The future operating lease receipts under our operating leases as of December 31, 2023 are as follows:

(in thousands of $)
2024	56,650
2025	39,884
2026	342
2027	—
2028 and thereafter	—
96,876